SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE	12 Months Ended
Dec. 31, 2011
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

9.       SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

Securities sold under agreements to repurchase are funds borrowed from customers on an overnight basis. The amount of securities collateralizing the agreements to repurchase remains in securities and the obligation to repurchase securities sold is reflected as a liability in the consolidated balance sheets. Securities sold under agreements to repurchase amounted to $573,000 and $491,000 at December 31, 2011 and 2010, respectively, mature on a daily basis and are secured by U.S. Government securities with a fair value of $1,484,000 and $1,009,000, respectively. The weighted average interest rate on these agreements was 0.50% at December 31, 2011 and 2010.